Reverse Merger - Schedule of Merger and After Redemptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Cash – GAMC trust and cash (net of redemption) (in Dollars)	$ 567
Cash – PIPE Financing (in Dollars)	4,701
Total gross proceeds (in Dollars)	$ 5,268
Common stock - GAMC common stock	7,273,159
Common stock - upon issuance to vendor for services rendered related to the Merger	25,000
The Merger and PIPE shares	8,393,279
Common stock - Legacy Bolt	3,335,864
Total shares of the Company’s Common stock outstanding immediately after the Merger	34,284,298	3,335,864
Golden Arrow Merger Corp. (“GAMC”) [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Less: redemption of GAMC common stock	(492,278)
Common stock - upon of settlement of GAMC liability for underwriting commission	625,000
Total shares of the Company’s Common stock outstanding immediately after the Merger	32,315,550
Bolt Threads, Inc. (“Legacy Bolt”) [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Common stock - upon of settlement of Legacy Bolt liability for contract termination	750,000
Bolt Threads, Inc. (“Legacy Bolt”) [Member] | Convertible Notes [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Common stock - net exercise of Legacy Bolt Bridge Warrants	10,451,111
Bolt Threads, Inc. (“Legacy Bolt”) [Member] | Bridge Warrant [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Common stock - net exercise of Legacy Bolt Bridge Warrants	1,336,723
Class A Common Stock [Member] | Golden Arrow Merger Corp. (“GAMC”) [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Common stock, shares outstanding	7,047,500
Class B Common Stock [Member] | Golden Arrow Merger Corp. (“GAMC”) [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Common stock, shares outstanding	140,000
Class A Redeemable Common Stock [Member] | Golden Arrow Merger Corp. (“GAMC”) [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Common stock, shares outstanding	577,937
Convertible Preferred Stock [Member] | Bolt Threads, Inc. (“Legacy Bolt”) [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Shares issued in PIPE Financing	8,048,573
PIPE Financing [Member]
Reverse Merger - Schedule of Merger and After Redemptions (Details) [Line Items]
Shares issued in PIPE Financing	470,120